GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2025 (Unaudited)

1.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

2.	CONSOLIDATED SUBSIDIARY

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary (the “Subsidiary”).

The following table reflects the net assets of the Subsidiary as a percentage of the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF’s net assets at September 30, 2025:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$13,688,534	15.37%

GraniteShares ETF Trust
Consolidated Schedule of Investments
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 86.00%(a)
United States Treasury Bill, 4.282% , 10/16/2025	$28,000,000	$27,952,760
United States Treasury Bill, 4.176% , 11/13/2025	15,000,000	14,928,244
United States Treasury Bill, 3.914% , 12/18/2025 (b)	34,000,000	33,715,658
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $76,586,891)		76,596,662

TOTAL INVESTMENTS - 86.00%
(Cost $76,586,891)		$76,596,662

Other Assets In Excess Of Liabilities - 14.00%		12,467,944	(c)

NET ASSETS (100.00%)		$89,064,606

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.
(c)	Includes cash which is being held as collateral for futures contracts.

At September 30, 2025, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude(a)	85	11/28/25	Long	$5,577,700	–	$(32,640)
Coffee ‘C’(a)	21	12/18/25	Long	2,951,944	521,138	–
Copper(a)	42	12/29/25	Long	5,099,325	339,450	–
Corn(a)	201	12/12/25	Long	4,175,775	128,612	–
Cotton No.2(a)	38	12/08/25	Long	1,249,630	–	(41,015)
Gasoline RBOB(a)	21	10/31/25	Long	1,695,469	44,827	–
Gold 100 Oz(a)	44	12/29/25	Long	17,042,079	2,066,450	–
KC Hard Red Winter Wheat(a)	54	12/12/25	Long	1,343,925	–	(100,175)
Lean Hogs(a)	45	12/12/25	Long	1,597,050	5,510	–
Live Cattle(a)	38	12/31/25	Long	3,568,580	18,800	–
LME Lead(a)	16	11/17/25	Long	788,476	–	(14,030)
LME Nickel(a)	21	11/17/25	Long	1,909,464	–	(14,547)
LME Primary Aluminum(a)	54	11/17/25	Long	3,619,580	93,857	–
LME Zinc(a)	26	11/17/25	Long	1,934,602	93,596	–
Low Sulphur Gasoil(a)	34	11/12/25	Long	2,335,800	120,250	–
Natural Gas(a)	210	10/29/25	Long	6,936,299	–	(249,381)
NY Harbor ULSD(a)	18	10/31/25	Long	1,757,020	59,351	–
Silver(a)	24	12/29/25	Long	5,596,800	946,380	–
Soybean(a)	98	11/14/25	Long	4,908,575	–	(143,513)
Soybean Meal(a)	95	12/12/25	Long	2,596,350	–	(303,900)
Soybean Oil(a)	111	12/12/25	Long	3,296,034	38,484	–
Sugar #11(a)	113	02/27/26	Long	2,100,896	17,349	–
Wheat (CBT)(a)	85	12/12/25	Long	2,159,000	–	(104,863)
WTI Crude(a)	78	10/21/25	Long	4,864,860	10,930	–
Total Futures Contracts					4,504,984	(1,004,064)
Net Unrealized Appreciation					$3,500,920	$–

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$76,596,662	$–	$76,596,662
Total	$–	$76,596,662	$–	$76,596,662

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	3,500,920	–	–	3,500,920
Total	$3,500,920	$–	$–	$3,500,920

GraniteShares ETF Trust
Schedule of Investments
GraniteShares HIPS U.S. High Income ETF
September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 84.52%
Capital Markets - 31.58%
Allspring Multi-Sector Income Fund	335,015	$3,209,444
BlackRock TCP Capital Corp.	350,722	2,174,476
Fidus Investment Corp.	145,333	2,944,447
FS KKR Capital Corp.	141,058	2,105,996
Goldman Sachs BDC, Inc.	256,818	2,611,839
Golub Capital BDC, Inc.	202,585	2,773,389
Morgan Stanley Emerging Markets Debt Fund, Inc.	401,260	2,957,286
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	683,839	3,679,054
New Mountain Finance Corp.	271,956	2,621,656
Nuveen Churchill Direct Lending Corp.	183,217	2,528,395
Oaktree Specialty Lending Corp.	201,490	2,629,445
PennantPark Floating Rate Capital, Ltd.	279,900	2,488,311
Trinity Capital, Inc.	212,465	3,288,957
Total Capital Markets		36,012,695
Energy Equipment & Services - 2.73%
USA Compression Partners LP(a)	129,907	3,117,768
Equity Real Estate Investment Trust (REIT) - 5.73%
Global Net Lease, Inc.	424,343	3,449,908
MFS Charter Income Trust	480,950	3,087,699
Total Equity Real Estate Investment Trust (REIT)		6,537,607
Independent Power and Renewable Electricity Producers - 1.55%
XPLR Infrastructure LP(b)	173,367	1,763,142
Mortgage Real Estate Investment Trust (REIT) - 19.93%
AGNC Investment Corp.	333,908	3,268,959
Annaly Capital Management, Inc.	168,027	3,395,826
Ellington Financial, Inc.	252,992	3,283,836
Franklin BSP Realty Trust, Inc.	245,762	2,668,975
MFA Financial, Inc.	303,464	2,788,834
PennyMac Mortgage Investment Trust	243,424	2,984,378
Ready Capital Corp.	452,849	1,752,526
Two Harbors Investment Corp.	260,610	2,572,221
Total Mortgage Real Estate Investment Trust (REIT)		22,715,555
Oil, Gas & Consumable Fuels - 20.25%
Alliance Resource Partners LP(a)	118,071	2,985,425
Black Stone Minerals LP(a)	210,447	2,765,274
Delek Logistics Partners LP(a)	72,953	3,322,280
Dorchester Minerals LP(a)	91,246	2,362,359
Enterprise Products Partners LP(a)	97,611	3,052,296
Hess Midstream LP, Class A	82,610	2,854,176
Kimbell Royalty Partners LP	189,166	2,551,849
MPLX LP(a)	64,057	3,199,647
Total Oil, Gas & Consumable Fuels		23,093,306
Specialized REITs - 2.75%
Outfront Media, Inc.	171,052	3,133,673
TOTAL COMMON STOCKS
(Cost $102,218,253)		96,373,746

Investments	Shares	Value
INVESTMENT COMPANIES - 15.43%
BlackRock Debt Strategies Fund, Inc.	285,507	$3,032,084
BlackRock Limited Duration Income Trust	217,573	3,046,022
BlackRock Multi-Sector Income Trust	210,136	2,813,721
First Trust Senior Floating Rate Income Fund II	295,710	2,957,100
Franklin, Ltd. Duration Income Trust	465,583	2,965,764
Nuveen Floating Rate Income Fund	340,224	2,783,032
TOTAL INVESTMENT COMPANIES
(Cost $17,597,062)		17,597,723

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 43.75%(c)
United States Treasury Bill, 3.805% , 10/21/2025	$50,000,000	49,887,813
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $49,894,313)		49,887,813

TOTAL INVESTMENTS - 143.70%
(Cost $169,709,628)		$163,859,282

Liabilities In Excess Of Other Assets - (43.70%)		(49,832,518)

NET ASSETS (100.00%)		$114,026,764

(a)	Master Limited Partnership (“MLP”).
(b)	Non-Income Producing Security.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

GraniteShares HIPS U.S. High Income ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$96,373,746	$–	$–	$96,373,746
Investment Companies	17,597,723	–	–	17,597,723
United States Treasury Obligations	–	49,887,813	–	49,887,813
Total	$113,971,469	$49,887,813	$–	$163,859,282

GraniteShares ETF Trust
Schedule of Investments
GraniteShares Nasdaq Select Disruptors ETF
September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.86%
Biotechnology - 4.71%
Alnylam Pharmaceuticals, Inc.(a)	1,639	$747,384
Neurocrine Biosciences, Inc.(a)	3,122	438,266
United Therapeutics Corp.(a)	1,435	601,566
Vertex Pharmaceuticals, Inc.(a)	2,522	987,716
Total Biotechnology		2,774,932
Electronic Equipment, Instruments & Components - 0.47%
Ralliant Corp.	6,278	274,537
Financial Services - 0.78%
Affirm Holdings, Inc.(a)	6,302	460,550
Health Care Equipment & Supplies - 8.79%
Boston Scientific Corp.(a)	12,207	1,191,769
Edwards Lifesciences Corp.(a)	9,502	738,971
Intuitive Surgical, Inc.(a)	2,917	1,304,571
ResMed, Inc.	2,577	705,402
Stryker Corp.	3,352	1,239,134
Total Health Care Equipment & Supplies		5,179,847
Health Care Technology - 1.40%
Veeva Systems, Inc., Class A(a)	2,771	825,509
Hotels, Restaurants & Leisure - 0.97%
Expedia Group, Inc.	2,679	572,636
Interactive Media & Services - 15.08%
Alphabet, Inc., Class A	16,335	3,971,039
Meta Platforms, Inc., Class A	5,126	3,764,432
Pinterest, Inc., Class A(a)	15,431	496,415
Reddit, Inc.(a)	2,814	647,192
Total Interactive Media & Services		8,879,078
IT Services - 6.53%
Cloudflare, Inc., Class A(a)	3,923	841,837
MongoDB, Inc.(a)	1,922	596,550
Okta, Inc.(a)	4,702	431,173
Snowflake, Inc., Class A(a)	4,268	962,647
Twilio, Inc., Class A(a)	4,551	455,510
VeriSign, Inc.	2,014	563,054
Total IT Services		3,850,771
Machinery - 0.82%
Fortive Corp.	9,933	486,618
Media - 0.86%
Trade Desk, Inc., Class A(a)	10,335	506,518
Pharmaceuticals - 6.94%
Eli Lilly & Co.	3,374	2,574,362
Merck & Co., Inc.	17,974	1,508,558
Total Pharmaceuticals		4,082,920
Semiconductors & Semiconductor Equipment - 10.51%
Broadcom, Inc.	11,979	3,951,992
KLA Corp.	1,323	1,426,988

Investments	Shares	Value
COMMON STOCKS - 99.86% (continued)
Semiconductors & Semiconductor Equipment - 10.51% (continued)
NXP Semiconductors NV	3,545	$807,303
Total Semiconductors & Semiconductor Equipment		6,186,283
Software - 41.04%
Adobe, Inc.(a)	3,657	1,290,007
Autodesk, Inc.(a)	2,875	913,301
Cadence Design Systems, Inc.(a)	3,027	1,063,264
Crowdstrike Holdings, Inc., Class A(a)	2,642	1,295,585
Datadog, Inc., Class A(a)	5,663	806,411
Docusign, Inc.(a)	5,979	431,026
Dynatrace, Inc.(a)	8,997	435,905
Fair Isaac Corp.(a)	445	665,956
Fortinet, Inc.(a)	9,967	838,025
HubSpot, Inc.(a)	1,131	529,082
Microsoft Corp.	11,313	5,859,568
Nutanix, Inc.(a)	7,133	530,624
Palantir Technologies, Inc., Class A(a)	12,363	2,255,258
Palo Alto Networks, Inc.(a)	6,373	1,297,670
PTC, Inc.(a)	2,433	493,948
Salesforce, Inc.	6,355	1,506,135
ServiceNow, Inc.(a)	1,587	1,460,484
Synopsys, Inc.(a)	1,965	969,511
Workday, Inc., Class A(a)	3,458	832,444
Zscaler, Inc.(a)	2,286	685,023
Total Software		24,159,227
Technology Hardware, Storage & Peripherals - 0.96%
Pure Storage, Inc.(a)	6,761	566,639
TOTAL COMMON STOCKS
(Cost $42,255,661)		58,806,065

TOTAL INVESTMENTS - 99.86%
(Cost $42,255,661)		$58,806,065

Other Assets In Excess Of Liabilities - 0.14%		81,992

NET ASSETS (100.00%)		$58,888,057

(a)	Non-Income Producing Security.

GraniteShares Nasdaq Select Disruptors ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$58,806,065	$–	$–	$58,806,065
Total	$58,806,065	$–	$–	$58,806,065

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2025 (Unaudited)

1.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long BABA Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 101.30%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$220,000,000	$219,506,375
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $219,534,975)		219,506,375

TOTAL INVESTMENTS - 101.30%
(Cost $219,534,975)		$219,506,375

Liabilities In Excess Of Other Assets - (1.30%)		(2,825,514	)(b)

NET ASSETS (100.00%)		$216,680,861

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Alibaba Group Holding, Ltd.	$68,757,898	OBFR01	125 bps	Monthly	Receive	11/04/2025	$129,713,834	$60,955,936
TD Cowen	Alibaba Group Holding, Ltd.	52,828,703	OBFR01	200 bps	Monthly	Receive	07/01/2026	106,970,977	54,142,274
Wells Fargo	Alibaba Group Holding, Ltd.	150,985,927	FEDL01	200 bps	At Termination	Receive	03/13/2026	196,674,492	45,688,565
TOTAL		$272,572,528						$433,359,303	$160,786,775

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

GraniteShares 2x Long BABA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$219,506,375	$–	$219,506,375
Total	$–	$219,506,375	$–	$219,506,375

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$160,786,775	$–	$160,786,775
Total	$–	$160,786,775	$–	$160,786,775

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long META Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 113.14%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$170,000,000	$169,618,563
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $169,640,663)		169,618,563

TOTAL INVESTMENTS - 113.14%
(Cost $169,640,663)		$169,618,563

Liabilities In Excess Of Other Assets - (13.14%)		(19,695,360	)(b)

NET ASSETS (100.00%)		$149,923,203

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Meta Platforms, Inc.	$154,183,473	OBFR01	100 bps	Monthly	Receive	10/19/2027	$211,485,284	$57,301,811
Goldman Sachs	Meta Platforms, Inc.	19,479,699	SOFRRATE	200 bps	Monthly	Receive	06/15/2026	19,681,384	201,685
TD Cowen	Meta Platforms, Inc.	53,017,305	OBFR01	200 bps	Monthly	Receive	07/01/2026	68,972,969	15,955,664
TOTAL		$226,680,477						$300,139,637	$73,459,160

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long META Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$169,618,563	$–	$169,618,563
Total	$–	$169,618,563	$–	$169,618,563

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$73,459,160	$–	$73,459,160
Total	$–	$73,459,160	$–	$73,459,160

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long NVDA Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 237.88%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$11,400,000,000	$11,374,421,250
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $11,375,903,250)		11,374,421,250

TOTAL INVESTMENTS - 237.88%
(Cost $11,375,903,250)		$11,374,421,250

Liabilities In Excess Of Other Assets - (137.88%)		(6,592,786,394	)(b)

NET ASSETS (100.00%)		$4,781,634,856

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Bank of America	NVIDIA Corp.	$280,559,611	OBFR01	350 bps	Monthly	Receive	01/29/2027	$462,811,690	$182,252,079
BMO Capital	NVIDIA Corp.	358,349,965	SOFRRATE	375 bps	At Termination	Receive	02/02/2026	495,743,060	137,393,095
Cantor Fitzgerald	NVIDIA Corp.	310,964,157	OBFR01	425 bps	Monthly	Receive	08/10/2026	401,426,870	90,462,713
Clear Street, LLC	NVIDIA Corp.	2,085,044,303	OBFR01	600 bps	Monthly	Receive	10/19/2027	4,935,445,879	2,850,401,576
Goldman Sachs	NVIDIA Corp.	408,088,821	SOFRRATE	300 bps	Monthly	Receive	11/04/2025	701,391,536	293,302,715
Natixis SA	NVIDIA Corp.	613,700,791	FEDL01	450 bps	Monthly	Receive	01/30/2026	1,306,612,277	692,911,486
Nomura Holdings, Inc.	NVIDIA Corp.	270,073,146	SOFRRATE	375 bps	Monthly	Receive	05/01/2026	285,299,478	15,226,332
TD Cowen	NVIDIA Corp.	275,387,100	OBFR01	200 bps	Monthly	Receive	07/01/2026	526,155,600	250,768,500
Wells Fargo	NVIDIA Corp.	194,391,787	FEDL01	200 bps	At Termination	Receive	12/02/2025	445,084,724	250,692,937
TOTAL		$4,796,559,681						$9,559,971,114	$4,763,411,433

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long NVDA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$11,374,421,250	$–	$11,374,421,250
Total	$–	$11,374,421,250	$–	$11,374,421,250

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$4,763,411,433	$–	$4,763,411,433
Liabilities
Total	$–	$4,763,411,433	$–	$4,763,411,433

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long AAPL Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 138.59%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$50,000,000	$49,887,813
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $49,894,313)		49,887,813

TOTAL INVESTMENTS - 138.59%
(Cost $49,894,313)		$49,887,813

Liabilities In Excess Of Other Assets - (38.59%)		(13,890,596	)(b)

NET ASSETS (100.00%)		$35,997,217

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Apple, Inc.	$57,107,487	OBFR01	100 bps	Monthly	Receive	07/01/2026	$72,104,850	$14,997,363
TOTAL		$57,107,487						$72,104,850	$14,997,363

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long AAPL Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$49,887,813	$–	$49,887,813
Total	$–	$49,887,813	$–	$49,887,813

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$14,997,363	$–	$14,997,363
Total	$–	$14,997,363	$–	$14,997,363

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long COIN Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 104.81%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$1,110,000,000	$1,107,509,438
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $1,107,653,738)		1,107,509,438

TOTAL INVESTMENTS - 104.81%
(Cost $1,107,653,738)		$1,107,509,438

Liabilities In Excess Of Other Assets - (4.81%)		(50,848,623	)(b)

NET ASSETS (100.00%)		$1,056,660,815

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
BMO Capital	Coinbase Global, Inc.	$258,478,797	SOFRRATE	600 bps	At Termination	Receive	10/07/2025	$322,674,189	$64,195,392
Clear Street, LLC	Coinbase Global, Inc.	375,523,518	OBFR01	700 bps	Monthly	Receive	10/14/2025	776,469,993	400,946,475
Goldman Sachs	Coinbase Global, Inc.	193,601,104	SOFRRATE	600 bps	Monthly	Receive	12/08/2025	237,221,721	43,620,617
Natixis SA	Coinbase Global, Inc.	167,092,030	FEDL01	750 bps	Monthly	Receive	01/30/2026	259,361,065	92,269,035
Nomura Holdings, Inc.	Coinbase Global, Inc.	150,762,047	SOFRRATE	950 bps	Monthly	Receive	05/01/2026	295,422,884	144,660,837
TD Cowen	Coinbase Global, Inc.	194,995,724	OBFR01	200 bps	Monthly	Receive	07/01/2026	221,022,201	26,026,477
TOTAL		$1,340,453,220						$2,112,172,053	$771,718,833

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long COIN Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$1,107,509,438	$–	$1,107,509,438
Total	$–	$1,107,509,438	$–	$1,107,509,438

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$771,718,833	$–	$771,718,833
Total	$–	$771,718,833	$–	$771,718,833

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 1.25x Long TSLA Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 109.48%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$28,000,000	$27,937,175
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $27,940,815)		27,937,175

TOTAL INVESTMENTS - 109.48%
(Cost $27,940,815)		$27,937,175

Liabilities In Excess Of Other Assets - (9.48%)		(2,420,225	)(b)

NET ASSETS (100.00%)		$25,516,950

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Tesla, Inc.	$21,829,944	OBFR01	100 bps	Monthly	Receive	07/01/2026	$31,873,972	$10,044,028
TOTAL		$21,829,944						$31,873,972	$10,044,028

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 1.25x Long TSLA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$27,937,175	$–	$27,937,175
Total	$–	$27,937,175	$–	$27,937,175

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$10,044,028	$–	$10,044,028
Total	$–	$10,044,028	$–	$10,044,028

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Short NVDA Daily ETF
September 30, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$186,120,284	(a)

NET ASSETS (100.00%)	$186,120,284

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Clear Street, LLC	NVIDIA Corp.	$(138,400,091)	OBFR01	(30) bps	Monthly	Pay	12/17/2025	$(144,222,608)	$(5,822,517)
Goldman Sachs	NVIDIA Corp.	(147,996,656)	SOFRRATE	(40) bps	Monthly	Pay	06/16/2026	(154,674,820)	(6,678,164)
TD Cowen	NVIDIA Corp.	(70,036,695)	OBFR01	(100) bps	Monthly	Pay	07/01/2026	(73,792,390)	(3,755,695)
TOTAL		$(356,433,442)						$(372,689,818)	$(16,256,376)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Short NVDA Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(16,256,376)	$–	$(16,256,376)
Total	$–	$(16,256,376)	$–	$(16,256,376)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long TSLA Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 91.30%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$320,000,000	$319,282,000
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $319,323,600)		319,282,000

TOTAL INVESTMENTS - 91.30%
(Cost $319,323,600)		$319,282,000

Other Assets In Excess Of Liabilities - 8.70%		30,408,358	(b)

NET ASSETS (100.00%)		$349,690,358

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Bank of America	Tesla, Inc.	$86,601,013	OBFR01	300 bps	Monthly	Receive	10/31/2025	$140,238,005	$53,636,992
Clear Street, LLC	Tesla, Inc.	44,428,756	OBFR01	125 bps	Monthly	Receive	08/25/2026	54,656,088	10,227,332
TD Cowen	Tesla, Inc.	126,785,475	OBFR01	200 bps	Monthly	Receive	07/01/2026	224,477,312	97,691,837
Wells Fargo	Tesla, Inc.	161,239,556	FEDL01	200 bps	At Termination	Receive	03/03/2026	280,129,128	118,889,572
TOTAL		$419,054,800						$699,500,533	$280,445,733

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

GraniteShares 2x Long TSLA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$319,282,000	$–	$319,282,000
Total	$–	$319,282,000	$–	$319,282,000

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$280,445,733	$–	$280,445,733
Total	$–	$280,445,733	$–	$280,445,733

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Short TSLA Daily ETF
September 30, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$83,554,340	(a)

NET ASSETS (100.00%)	$83,554,340

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Bank of America	Tesla, Inc.	$(39,848,193)	OBFR01	(100) bps	Monthly	Pay	04/30/2026	$(46,295,352)	$(6,447,159)
Cantor Fitzgerald	Tesla, Inc.	(30,594,104)	OBFR01	(350) bps	Monthly	Pay	04/10/2026	(38,779,584)	(8,185,480)
Clear Street, LLC	Tesla, Inc.	(24,998,004)	OBFR01	(30) bps	Monthly	Pay	04/21/2026	(31,041,456)	(6,043,452)
Goldman Sachs	Tesla, Inc.	(38,153,720)	SOFRRATE	(40) bps	Monthly	Pay	04/14/2026	(45,316,968)	(7,163,248)
TD Cowen	Tesla, Inc.	(4,916,028)	OBFR01	(100) bps	Monthly	Pay	07/01/2026	(5,603,472)	(687,444)
TOTAL		$(138,510,049)						$(167,036,832)	$(28,526,783)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Short TSLA Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(28,526,783)	$–	$(28,526,783)
Total	$–	$(28,526,783)	$–	$(28,526,783)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long AMD Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 47.01%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$285,000,000	$284,360,531
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $284,397,581)		284,360,531

TOTAL INVESTMENTS - 47.01%
(Cost $284,397,581)		$284,360,531

Other Assets In Excess Of Liabilities - 52.99%		320,595,519	(b)

NET ASSETS (100.00%)		$604,956,050

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Advanced Micro Devices, Inc.	$212,803,958	OBFR01	425 bps	Monthly	Receive	05/07/2026	$312,042,755	$99,238,797
Clear Street, LLC	Advanced Micro Devices, Inc.	160,245,330	OBFR01	100 bps	Monthly	Receive	04/07/2026	231,052,299	70,806,969
Nomura Holdings, Inc.	Advanced Micro Devices, Inc.	163,004,678	SOFRRATE	275 bps	Monthly	Receive	05/01/2026	238,818,219	75,813,541
TD Cowen	Advanced Micro Devices, Inc.	129,296,304	OBFR01	200 bps	Monthly	Receive	07/01/2026	195,426,141	66,129,837
Wells Fargo	Advanced Micro Devices, Inc.	174,807,181	FEDL01	200 bps	At Termination	Receive	03/03/2026	232,977,600	58,170,419
TOTAL		$840,157,451						$1,210,317,014	$370,159,563

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long AMD Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$284,360,531	$–	$284,360,531
Total	$–	$284,360,531	$–	$284,360,531

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$370,159,563	$–	$370,159,563
Total	$–	$370,159,563	$–	$370,159,563

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long AMZN Daily ETF
September 30, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$65,439,714	(a)

NET ASSETS (100.00%)	$65,439,714

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Amazon.com, Inc.	$121,401,840	OBFR01	100 bps	Monthly	Receive	07/01/2026	$130,982,507	$9,580,667
TOTAL		$121,401,840						$130,982,507	$9,580,667

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long AMZN Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$9,580,667	$–	$9,580,667
Total	$–	$9,580,667	$–	$9,580,667

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long MSFT Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 75.00%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$24,000,000	$23,946,150
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $23,949,270)		23,946,150

TOTAL INVESTMENTS - 75.00%
(Cost $23,949,270)		$23,946,150

Other Assets In Excess Of Liabilities - 25.00%		7,979,960	(b)

NET ASSETS (100.00%)		$31,926,110

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Microsoft Corp.	$53,656,243	OBFR01	100 bps	Monthly	Receive	07/01/2026	$63,891,722	$10,235,479
TOTAL		$53,656,243						$63,891,722	$10,235,479

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long MSFT Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$23,946,150	$–	$23,946,150
Total	$–	$23,946,150	$–	$23,946,150

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$10,235,479	$–	$10,235,479
Total	$–	$10,235,479	$–	$10,235,479

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Short COIN Daily ETF
September 30, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$14,993,260	(a)

NET ASSETS (100.00%)	$14,993,260

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation / (Depreciation)
Marex Derivative Products, Inc.	Coinbase Global, Inc.	$(29,882,706)	OBFR01	(350) bps	Monthly	Pay	06/05/2026	$(29,665,371)	$217,335
Nomura Holdings, Inc.	Coinbase Global, Inc.	$(261,477)	SOFRRATE	(150) bps	Monthly	Pay	09/02/2026	$(269,992)	$(8,515)
TOTAL		$(30,144,183)						$(29,935,363)	$208,820

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Short COIN Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$217,335	$–	$217,335
Liabilities
Total Return Swap Contracts	$–	$(8,515)	$–	$(8,515)
Total	$–	$208,820	$–	$208,820

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long PLTR Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 144.09%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$1,100,000,000	$1,097,531,875
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $1,097,674,875)		1,097,531,875

TOTAL INVESTMENTS - 144.09%
(Cost $1,097,674,875)		$1,097,531,875

Liabilities In Excess Of Other Assets - (44.09%)		(335,813,114	)(b)

NET ASSETS (100.00%)		$761,718,761

(a) Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b) Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
BMO Capital	Palantir Technologies, Inc.	$155,292,866	SOFRRATE	750 bps	At Termination	Receive	12/15/2025	$352,231,677	$196,938,811
Clear Street, LLC	Palantir Technologies, Inc.	139,041,374	OBFR01	250 bps	Monthly	Receive	12/18/2025	390,287,590	251,246,216
Nomura Holdings, Inc.	Palantir Technologies, Inc.	164,091,005	SOFRRATE	375 bps	Monthly	Receive	03/10/2026	201,081,566	36,990,561
TD Cowen	Palantir Technologies, Inc.	173,470,956	OBFR01	200 bps	Monthly	Receive	07/01/2026	400,857,187	227,386,231
Wells Fargo	Palantir Technologies, Inc.	143,004,347	FEDL01	250 bps	At Termination	Receive	05/12/2026	179,264,134	36,259,787
TOTAL		$774,900,548						$1,523,722,154	$748,821,606

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long PLTR Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$1,097,531,875	$–	$1,097,531,875
Total	$–	$1,097,531,875	$–	$1,097,531,875

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$748,821,606	$–	$748,821,606
Total	$–	$748,821,606	$–	$748,821,606

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long UBER Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 219.54%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$70,000,000	$69,842,938
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $69,852,038)		69,842,938

TOTAL INVESTMENTS - 219.54%
(Cost $69,852,038)		$69,842,938

Liabilities In Excess Of Other Assets - (119.54%)		(38,029,644	)(b)

NET ASSETS (100.00%)		$31,813,294

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Uber Technologies, Inc.	$45,358,295	OBFR01	100 bps	Monthly	Receive	07/01/2026	$63,642,390	$18,284,095
TOTAL		$45,358,295						$63,642,390	$18,284,095

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long UBER Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$69,842,938	$–	$69,842,938
Total	$–	$69,842,938	$–	$69,842,938

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$18,284,095	$–	$18,284,095
Total	$–	$18,284,095	$–	$18,284,095

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long MU Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 234.96%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$46,000,000	$45,896,788
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $45,902,768)		45,896,788

TOTAL INVESTMENTS - 234.96%
(Cost $45,902,768)		$45,896,788

Liabilities In Excess Of Other Assets - (134.96%)		(26,363,025	) (b)

NET ASSETS (100.00%)		$19,533,763

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Nomura Holdings, Inc.	Micron Technology, Inc.	$26,989,162	SOFRRATE	300 bps	Monthly	Receive	12/12/2025	$39,096,995	$12,107,833
TOTAL		$26,989,162						$39,096,995	$12,107,833

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long MU Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$-	$45,896,788	$-	$45,896,788
Total	$-	$45,896,788	$-	$45,896,788

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$12,107,833	$–	$12,107,833
Total	$–	$12,107,833	$–	$12,107,833

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long TSM Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 290.64%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$60,000,000	$59,865,375
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $59,873,175)		59,865,375

TOTAL INVESTMENTS - 290.64%
(Cost $59,873,175)		$59,865,375

Liabilities In Excess Of Other Assets - (190.64%)		(39,267,644	)(b)

NET ASSETS (100.00%)		$20,597,731

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Nomura Holdings, Inc.	Taiwan Semiconductor Manufacturing Co., Ltd.	$27,469,306	SOFRRATE	350 bps	Monthly	Receive	12/12/2025	$41,108,975	$13,639,669
TOTAL		$27,469,306						$41,108,975	$13,639,669

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long TSM Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$59,865,375	$–	$59,865,375
Total	$–	$59,865,375	$–	$59,865,375

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$13,639,669	$–	$13,639,669
Total	$–	$13,639,669	$–	$13,639,669

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long CRWD Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 105.81%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$42,000,000	$41,905,763
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $41,911,223)		41,905,763

TOTAL INVESTMENTS - 105.81%
(Cost $41,911,223)		$41,905,763

Liabilities In Excess Of Other Assets - (5.81%)		(2,299,318	)(b)

NET ASSETS (100.00%)		$39,606,445

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Nomura Holdings, Inc.	Crowdstrike Holdings, Inc.	$63,603,929	SOFRRATE	400 bps	Monthly	Receive	12/12/2025	$79,075,246	$15,471,317
TOTAL		$63,603,929						$79,075,246	$15,471,317

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long CRWD Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$41,905,763	$–	$41,905,763
Total	$–	$41,905,763	$–	$41,905,763

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$15,471,317	$–	$15,471,317
Total	$–	$15,471,317	$–	$15,471,317

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long SMCI Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 44.95%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$31,000,000	$30,930,444
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $30,934,474)		30,930,444

TOTAL INVESTMENTS - 44.95%
(Cost $30,934,474)		$30,930,444

Other Assets In Excess Of Liabilities - 55.05%		37,877,150	(b)

NET ASSETS (100.00%)		$68,807,594

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Super Micro Computer, Inc.	$17,893,760	OBFR01	700 bps	Monthly	Receive	03/31/2026	$22,541,388	$4,647,628
Clear Street, LLC	Super Micro Computer, Inc	3,644,102	OBFR01	600 bps	Monthly	Receive	06/16/2026	4,290,630	646,528
Marex Derivative Products, Inc.	Super Micro Computer, Inc	47,671,824	OBFR01	500 bps	Monthly	Receive	03/24/2026	57,106,128	9,434,304
Nomura Holdings, Inc.	Super Micro Computer, Inc.	35,695,912	SOFRRATE	1750 bps	Monthly	Receive	01/13/2026	53,603,584	17,907,672
TOTAL		$104,905,598						$137,541,730	$32,636,132

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long SMCI Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$30,930,444	$–	$30,930,444
Total	$–	$30,930,444	$–	$30,930,444

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$32,636,132	$–	$32,636,132
Total	$–	$32,636,132	$–	$32,636,132

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long QCOM Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 35.05%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$2,000,000	$1,995,513
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $1,995,773)		1,995,513

TOTAL INVESTMENTS - 35.05%
(Cost $1,995,773)		$1,995,513

Other Assets In Excess Of Liabilities - 64.95%		3,697,180	(b)

NET ASSETS (100.00%)		$5,692,693

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	QUALCOMM, Inc.	$10,031,861	OBFR01	100 bps	Monthly	Receive	07/01/2026	$11,397,324	$1,365,463
TOTAL		$10,031,861						$11,397,324	$1,365,463

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long QCOM Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$1,995,513	$–	$1,995,513
Total	$–	$1,995,513	$–	$1,995,513

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$1,365,463	$–	$1,365,463
Total	$–	$1,365,463	$–	$1,365,463

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long DELL Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 169.72%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$25,000,000	$24,943,906
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $24,947,156)		24,943,906

TOTAL INVESTMENTS - 169.72%
(Cost $24,947,156)		$24,943,906

Liabilities In Excess Of Other Assets - (69.72%)		(10,247,081	)(b)

NET ASSETS (100.00%)		$14,696,825

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Dell Technologies, Inc.	$21,819,542	OBFR01	100 bps	Monthly	Receive	07/01/2026	$29,347,807	$7,528,265
TOTAL		$21,819,542						$29,347,807	$7,528,265

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long DELL Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$24,943,906	$–	$24,943,906
Total	$–	$24,943,906	$–	$24,943,906

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$7,528,265	$–	$7,528,265
Total	$–	$7,528,265	$–	$7,528,265

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long INTC Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 157.03%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$180,000,000	$179,596,125
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $179,619,525)		179,596,125

TOTAL INVESTMENTS - 157.03%
(Cost $179,619,525)		$179,596,125

Liabilities In Excess Of Other Assets - (57.03%)		(65,225,749	)(b)

NET ASSETS (100.00%)		$114,370,376

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation / (Depreciation)
Cantor Fitzgerald	Intel Corp.	$62,275,286	OBFR01	350 bps	Monthly	Receive	10/27/2026	$58,876,895	$(3,398,391)
TD Cowen	Intel Corp.	116,171,293	OBFR01	100 bps	Monthly	Receive	07/01/2026	169,967,655	53,796,362
TOTAL		$178,446,579						$228,844,550	$50,397,971

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long INTC Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$179,596,125	$–	$179,596,125
Total	$–	$179,596,125	$–	$179,596,125

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$53,796,362	$–	$53,796,362
Liabilities
Total Return Swap Contracts	$–	$(3,398,391)	$–	$(3,398,391)
Total	$–	$50,397,971	$–	$50,397,971

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long MARA Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 34.83%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$29,000,000	$28,934,931
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $28,938,701)		28,934,931

TOTAL INVESTMENTS - 34.83%
(Cost $28,938,701)		$28,934,931

Other Assets In Excess Of Liabilities - 65.17%		54,149,388	(b)

NET ASSETS (100.00%)		$83,084,319

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	MARA Holdings, Inc.	$29,653,739	OBFR01	200 bps	Monthly	Receive	08/19/2026	$34,330,626	$4,676,887
Marex Derivative Products, Inc.	MARA Holdings, Inc.	109,787,847	OBFR01	450 bps	Monthly	Receive	04/07/2026	131,658,617	21,870,770
TOTAL		$139,441,586						$165,989,243	$26,547,657

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long MARA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$28,934,931	$–	$28,934,931
Total	$–	$28,934,931	$–	$28,934,931

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$26,547,657	$–	$26,547,657
Total	$–	$26,547,657	$–	$26,547,657

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long MRVL Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 161.39%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$75,000,000	$74,831,719
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $74,841,469)		74,831,719

TOTAL INVESTMENTS - 161.39%
(Cost $74,841,469)		$74,831,719

Liabilities In Excess Of Other Assets - (61.39%)		(28,464,169	)(b)

NET ASSETS (100.00%)		$46,367,550

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Marvell Technology, Inc.	$4,668,906	OBFR01	450 bps	Monthly	Receive	10/05/2026	$6,296,843	$1,627,937
Marex Derivative Products, Inc.	Marvell Technology, Inc.	64,235,812	OBFR01	400 bps	Monthly	Receive	04/07/2026	86,575,286	22,339,474
TOTAL		$68,904,718						$92,872,129	$23,967,411

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long MRVL Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$74,831,719	$–	$74,831,719
Total	$–	$74,831,719	$–	$74,831,719

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$23,967,411	$–	$23,967,411
Total	$–	$23,967,411	$–	$23,967,411

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long IONQ Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 324.56%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$90,000,000	$89,798,063
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $89,809,763)		89,798,063

TOTAL INVESTMENTS - 324.56%
(Cost $89,809,763)		$89,798,063

Liabilities In Excess Of Other Assets - (224.56%)		(62,130,622	)(b)

NET ASSETS (100.00%)		$27,667,441

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	IonQ, Inc.	$34,346,573	OBFR01	450 bps	Monthly	Receive	04/27/2026	$55,325,400	$20,978,827
TOTAL		$34,346,573						$55,325,400	$20,978,827

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long IONQ Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$89,798,063	$–	$89,798,063
Total	$–	$89,798,063	$–	$89,798,063

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$20,978,827	$–	$20,978,827
Total	$–	$20,978,827	$–	$20,978,827

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long VRT Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 161.48%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$33,000,000	$32,925,956
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $32,930,246)		32,925,956

TOTAL INVESTMENTS - 161.48%
(Cost $32,930,246)		$32,925,956

Liabilities In Excess Of Other Assets - (61.48%)		(12,535,526	)(b)

NET ASSETS (100.00%)		$20,390,430

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Vertiv Holdings Co.	$30,684,905	OBFR01	400 bps	Monthly	Receive	04/27/2026	$40,732,200	$10,047,295
TOTAL		$30,684,905						$40,732,200	$10,047,295

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long VRT Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$32,925,956	$–	$32,925,956
Total	$–	$32,925,956	$–	$32,925,956

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$10,047,295	$–	$10,047,295
Total	$–	$10,047,295	$–	$10,047,295

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long RDDT Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 271.41%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$140,000,000	$139,685,875
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $139,704,075)		139,685,875

TOTAL INVESTMENTS - 271.41%
(Cost $139,704,075)		$139,685,875

Liabilities In Excess Of Other Assets - (171.41%)		(88,219,332	)(b)

NET ASSETS (100.00%)		$51,466,543

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Reddit, Inc.	$66,541,682	OBFR01	400 bps	Monthly	Receive	04/27/2026	$102,920,525	$36,378,843
TOTAL		$66,541,682						$102,920,525	$36,378,843

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long RDDT Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$139,685,875	$–	$139,685,875
Total	$–	$139,685,875	$–	$139,685,875

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$36,378,843	$–	$36,378,843
Total	$–	$36,378,843	$–	$36,378,843

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long LCID Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 217.58%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$17,000,000	$16,961,856
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $16,964,066)		16,961,856

TOTAL INVESTMENTS - 217.58%
(Cost $16,964,066)		$16,961,856

Liabilities In Excess Of Other Assets - (117.58%)		(9,166,012	)(b)

NET ASSETS (100.00%)		$7,795,844

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Lucid Group, Inc.	$11,030,873	OBFR01	400 bps	Monthly	Receive	05/22/2026	$15,587,208	$4,556,335
TOTAL		$11,030,873						$15,587,208	$4,556,335

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long LCID Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$16,961,856	$–	$16,961,856
Total	$–	$16,961,856	$–	$16,961,856

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$4,556,335	$–	$4,556,335
Total	$–	$4,556,335	$–	$4,556,335

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long RIVN Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 14.81%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$1,000,000	$997,756
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $997,886)		997,756

TOTAL INVESTMENTS - 14.81%
(Cost $997,886)		$997,756

Other Assets In Excess Of Liabilities - 85.19%		5,738,377	(b)

NET ASSETS (100.00%)		$6,736,133

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Rivian Automotive, Inc.	$12,084,739	OBFR01	350 bps	Monthly	Receive	05/22/2026	$13,487,984	$1,403,245
TOTAL		$12,084,739						$13,487,984	$1,403,245

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long RIVN Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$997,756	$–	$997,756
Total	$–	$997,756	$–	$997,756

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$1,403,245	$–	$1,403,245
Total	$–	$1,403,245	$–	$1,403,245

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long MSTR Daily ETF
September 30, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$2,334,596	(a)

NET ASSETS (100.00%)	$2,334,596

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Marex Derivative Products, Inc.	MicroStrategy, Inc.	$4,682,341	OBFR01	650 bps	Monthly	Receive	07/10/2026	$4,672,045	$(10,296)
TOTAL		$4,682,341						$4,672,045	$(10,296)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long MSTR Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(10,296)	$–	$(10,296)
Total	$–	$(10,296)	$–	$(10,296)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Short MSTR Daily ETF
September 30, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$1,158,289	(a)

NET ASSETS (100.00%)	$1,158,289

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Fixed Rate	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Marex Derivative Products, Inc.	MicroStrategy, Inc.	$(2,293,812)	(200) bps	Monthly	Pay	07/10/2026	$(2,316,045)	$(22,233)
TOTAL		$(2,293,812)					$(2,316,045)	$(22,233)

GraniteShares 2x Short MSTR Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(22,233)	$–	$(22,233)
Total	$–	$(22,233)	$–	$(22,233)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long NOW Daily ETF
September 30, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$5,067,249	(a)

NET ASSETS (100.00%)	$5,067,249

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	ServiceNow, Inc.	$9,504,484	OBFR01	100 bps	Monthly	Receive	09/14/2026	$10,132,283	$627,799
TOTAL		$9,504,484						$10,132,283	$627,799

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long NOW Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$627,799	$–	$627,799
Total	$–	$627,799	$–	$627,799

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long PDD Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 27.63%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$1,000,000	$997,756
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $997,886)		997,756

TOTAL INVESTMENTS - 27.63%
(Cost $997,886)		$997,756

Other Assets In Excess Of Liabilities - 72.37%		2,613,342	(b)

NET ASSETS (100.00%)		$3,611,098

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	PDD Holdings, Inc.	$6,618,730	OBFR01	100 bps	Monthly	Receive	08/17/2026	$7,234,854	$616,124
TOTAL		$6,618,730						$7,234,854	$616,124

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long PDD Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$997,756	$–	$997,756
Total	$–	$997,756	$–	$997,756

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$616,124	$–	$616,124
Total	$–	$616,124	$–	$616,124

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long AVGO Daily ETF
September 30, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$5,459,434	(a)

NET ASSETS (100.00%)	$5,459,434

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Broadcom, Inc.	$10,395,160	OBFR01	100 bps	Monthly	Receive	08/17/2026	$10,912,763	$517,603
TOTAL		$10,395,160						$10,912,763	$517,603

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long AVGO Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$517,603	$–	$517,603
Total	$–	$517,603	$–	$517,603

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long ETOR Daily ETF
September 30, 2025 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$570,461	(a)

NET ASSETS (100.00%)	$570,461

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	eToro Group, Ltd.	$1,133,441	OBFR01	400 bps	Monthly	Receive	10/05/2026	$1,140,001	$6,560
TOTAL		$1,133,441						$1,140,001	$6,560

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long ETOR Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$6,560	$–	$6,560
Total	$–	$6,560	$–	$6,560

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long BULL Daily ETF
September 30, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 114.11%(a)
United States Treasury Bill, 3.805% , 10/21/2025	$1,000,000	$997,756
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $997,886)		997,756

TOTAL INVESTMENTS - 114.11%
(Cost $997,886)		$997,756

Liabilities In Excess Of Other Assets - (14.11%)		(123,375	)(b)

NET ASSETS (100.00%)		$874,381

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Webull Corp.	$1,599,916	OBFR01	500 bps	Monthly	Receive	10/05/2026	$1,749,908	$149,992
TOTAL		$1,599,916						$1,749,908	$149,992

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long BULL Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$997,756	$–	$997,756
Total	$–	$997,756	$–	$997,756

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$149,992	$–	$149,992
Total	$–	$149,992	$–	$149,992

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2025 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST TSLA ETF
September 30, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (40.60%)(a)
United States Treasury Bill
4.267%, 10/07/2025(a)	$68,500,000	$68,453,764
4.029%, 11/20/2025(a)	40,200,000	39,978,551
3.913%, 12/18/2025(a)	10,000,000	9,916,370

TOTAL GOVERNMENT BOND
(Cost 118,341,670)		118,348,685

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.65%)
Put Option Contracts (0.65%)
Direxion Daily TSLA Bull 2X Shares:
StoneX Group Inc	10/03/2025	16.89	10,555	22,281,605	39,121
StoneX Group Inc	10/03/2025	18.22	124,670	263,178,370	1,742,660
StoneX Group Inc	10/03/2025	18.46	2,990	6,311,890	51,430
StoneX Group Inc	10/03/2025	18.58	2,990	6,311,890	59,800
				$298,083,755	1,893,011
TOTAL PURCHASED OPTION CONTRACTS
(Cost $4,991,875)				298,083,755	1,893,011

TOTAL INVESTMENTS (41.25%)
(Cost $123,333,545)					$120,241,696

OTHER ASSETS IN EXCESS OF LIABILITIES (58.75%)					171,246,334	(b)

NET ASSETS (100.00%)					$291,488,030

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (3.86%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (3.86%)
Direxion Daily TSLA Bull 2X Shares:
StoneX Group Inc	10/3/2025	$19.19	(10,555)	$1,316,489	$(22,281,605)	$(324,082)
StoneX Group Inc	10/3/2025	20.71	(124,670)	15,050,985	(263,178,370)	(10,328,803)
StoneX Group Inc	10/3/2025	20.98	(2,990)	337,053	(6,311,890)	(287,666)
StoneX Group Inc	10/3/2025	21.11	(2,990)	301,173	(6,311,890)	(304,980)
TOTAL WRITTEN OPTION CONTRACTS				$17,005,700	$(298,083,755)	$(11,245,531)

GraniteShares YieldBOOST TSLA ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$1,893,011	$–	$1,893,011
United States Treasury Obligations	–	118,348,685	–	118,348,685
Total	$–	$120,241,696	$–	$120,241,696

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(11,245,531)	–	(11,245,531)
Total	$–	$(11,245,531)	$–	$(11,245,531)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST QQQ ETF
September 30, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (43.73%)(a)
United States Treasury Bill
4.262%, 10/07/2025(a)	$2,200,000	$2,198,515
4.095%, 11/20/2025(a)	1,300,000	1,292,839
3.913%, 12/18/2025(a)	500,000	495,818

TOTAL GOVERNMENT BOND
(Cost 3,986,813)		3,987,172

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.10%)
Put Option Contracts (0.10%)
ProShares UltraPro QQQ:
StoneX Group Inc	10/03/2025	90.05	75	775,500	693
StoneX Group Inc	10/03/2025	91.13	820	8,478,800	8,792
				$9,254,300	9,485
TOTAL PURCHASED OPTION CONTRACTS
(Cost $36,428)				9,254,300	9,485

TOTAL INVESTMENTS (43.83%)
(Cost $4,023,241)					$3,996,657

OTHER ASSETS IN EXCESS OF LIABILITIES (56.17%)					5,121,561	(b)

NET ASSETS (100.00%)					$9,118,218

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.92%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (0.92%)
ProShares UltraPro QQQ:
StoneX Group Inc	10/3/2025	$100.05	(75)	$22,386	$(775,500)	$(5,345)
StoneX Group Inc	10/3/2025	101.25	(820)	200,471	(8,478,800)	(78,650)
TOTAL WRITTEN OPTION CONTRACTS				$222,857	$(9,254,300)	$(83,995)

GraniteShares YieldBOOST QQQ ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$9,485	$–	$9,485
United States Treasury Obligations	–	3,987,172	–	3,987,172
Total	$–	$3,996,657	$–	$3,996,657

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(83,995)	–	(83,995)
Total	$–	$(83,995)	$–	$(83,995)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST SPY ETF
September 30, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (45.13%)(a)
United States Treasury Bill
4.263%, 10/07/2025(a)	$2,600,000	$2,598,245
4.054%, 11/20/2025(a)	4,100,000	4,077,414
3.913%, 12/18/2025(a)	500,000	495,819

TOTAL GOVERNMENT BOND
(Cost 7,170,842)		7,171,478

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.10%)
Put Option Contracts (0.10%)
Direxion Daily S&P 500 Bull 3X Shares:
StoneX Group Inc	10/03/2025	184.10	40	847,600	704
StoneX Group Inc	10/03/2025	187.19	720	15,256,800	15,559
				$16,104,400	16,263
TOTAL PURCHASED OPTION CONTRACTS
(Cost $28,798)				16,104,400	16,263

TOTAL INVESTMENTS (45.23%)
(Cost $7,199,640)					$7,187,741

OTHER ASSETS IN EXCESS OF LIABILITIES (54.77%)					8,705,397	(b)

NET ASSETS (100.00%)					$15,893,138

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.85%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (0.85%)
Direxion Daily S&P 500 Bull 3X Shares:
StoneX Group Inc	10/3/2025	$204.56	(40)	$18,339	$(847,600)	$(4,697)
StoneX Group Inc	10/3/2025	207.99	(720)	263,863	(15,256,800)	(130,716)
TOTAL WRITTEN OPTION CONTRACTS				$282,202	$(16,104,400)	$(135,413)

GraniteShares YieldBOOST SPY ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$16,263	$–	$16,263
United States Treasury Obligations	–	7,171,478	–	7,171,478
Total	$–	$7,187,741	$–	$7,187,741

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(135,413)	–	(135,413)
Total	$–	$(135,413)	$–	$(135,413)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST NVDA ETF
September 30, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (77.40%)(a)
United States Treasury Bill
4.267%, 10/07/2025(a)	$30,900,000	$30,879,143
4.058%, 11/20/2025(a)	38,400,000	38,188,467
3.913%, 12/18/2025(a)	10,000,000	9,916,370

TOTAL GOVERNMENT BOND
(Cost 78,976,785)		78,983,980

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.07%)
Put Option Contracts (0.07%)
GraniteShares 2x Long NVDA Daily ETF:
StoneX Group Inc	10/03/2025	76.62	250	2,340,500	1,429
StoneX Group Inc	10/03/2025	77.01	11,480	107,475,760	71,328
				$109,816,260	72,757
TOTAL PURCHASED OPTION CONTRACTS
(Cost $683,750)				109,816,260	72,757

TOTAL INVESTMENTS (77.47%)
(Cost $79,660,535)					$79,056,737

OTHER ASSETS IN EXCESS OF LIABILITIES (22.53%)					22,996,334	(b)

NET ASSETS (100.00%)					$102,053,071

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.57%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (0.57%)
GraniteShares 2x Long NVDA Daily ETF:
StoneX Group Inc	10/3/2025	$85.13	(250)	$87,869	$(2,340,500)	$(11,222)
StoneX Group Inc	10/3/2025	85.57	(11,480)	3,288,751	(107,475,760)	(573,088)
TOTAL WRITTEN OPTION CONTRACTS				$3,376,620	$(109,816,260)	$(584,310)

GraniteShares YieldBOOST NVDA ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$72,757	$–	$72,757
United States Treasury Obligations	–	78,983,980	–	78,983,980
Total	$–	$79,056,737	$–	$79,056,737

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(584,310)	–	(584,310)
Total	$–	$(584,310)	$–	$(584,310)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST Bitcoin ETF
September 30, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (84.18%)(a)
United States Treasury Bill
4.270%, 10/07/2025(a)	$31,300,000	$31,278,874
4.078%, 11/20/2025(a)	21,500,000	21,381,563
3.913%, 12/18/2025(a)	8,000,000	7,933,096

TOTAL GOVERNMENT BOND
(Cost 60,588,125)		60,593,533

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.08%)
Put Option Contracts (0.08%)
2x Bitcoin Strategy ETF:
StoneX Group Inc	10/03/2025	45.12	13,890	76,506,120	56,079
				$76,506,120	56,079
TOTAL PURCHASED OPTION CONTRACTS
(Cost $729,550)				76,506,120	56,079

TOTAL INVESTMENTS (84.26%)
(Cost $61,317,675)					$60,649,612

OTHER ASSETS IN EXCESS OF LIABILITIES (15.74%)					11,328,461	(b)

NET ASSETS (100.00%)					$71,978,073

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.40%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (0.40%)
2x Bitcoin Strategy ETF:
StoneX Group Inc	10/3/2025	$50.13	(13,890)	$2,437,370	$(76,506,120)	$(284,419)
TOTAL WRITTEN OPTION CONTRACTS				$2,437,370	$(76,506,120)	$(284,419)

GraniteShares YieldBOOST Bitcoin ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$56,079	$–	$56,079
United States Treasury Obligations	–	60,593,533	–	60,593,533
Total	$–	$60,649,612	$–	$60,649,612

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(284,419)	–	(284,419)
Total	$–	$(284,419)	$–	$(284,419)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST COIN ETF
September 30, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (51.48%)(a)
United States Treasury Bill
4.261%, 10/07/2025(a)	$4,500,000	$4,496,963
4.048%, 11/20/2025(a)	44,500,000	44,254,864
3.913%, 12/18/2025(a)	13,000,000	12,891,281

TOTAL GOVERNMENT BOND
(Cost 61,636,407)		61,643,108

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.06%)
Put Option Contracts (0.06%)
GraniteShares 2x Long COIN Daily ETF:
StoneX Group Inc	10/03/2025	27.43	2,265	8,471,100	2,244
StoneX Group Inc	10/03/2025	28.44	32,940	123,195,600	63,232
StoneX Group Inc	10/03/2025	32.26	440	1,645,600	8,289
StoneX Group Inc	10/03/2025	32.91	100	374,000	2,800
				$133,686,300	76,565
TOTAL PURCHASED OPTION CONTRACTS
(Cost $1,952,574)				133,686,300	76,565

TOTAL INVESTMENTS (51.54%)
(Cost $63,588,981)					$61,719,673

OTHER ASSETS IN EXCESS OF LIABILITIES (48.46%)					58,029,558	(b)

NET ASSETS (100.00%)					$119,749,231

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.62%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (0.62%)
GraniteShares 2x Long COIN Daily ETF:
StoneX Group Inc	10/3/2025	$31.17	(2,265)	$472,200	$(8,471,100)	$(23,558)
StoneX Group Inc	10/3/2025	32.32	(32,940)	6,109,599	(123,195,600)	(640,198)
StoneX Group Inc	10/3/2025	36.66	(440)	83,370	(1,645,600)	(56,457)
StoneX Group Inc	10/3/2025	37.40	(100)	16,348	(374,000)	(16,500)

TOTAL WRITTEN OPTION CONTRACTS				$6,681,517	$(133,686,300)	$(736,713)

GraniteShares YieldBOOST COIN ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$76,565	$–	$76,565
United States Treasury Obligations	–	61,643,108	–	61,643,108
Total	$–	$61,719,673	$–	$61,719,673

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(736,713)	–	(736,713)
Total	$–	$(736,713)	$–	$(736,713)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST AMD ETF
September 30, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (18.76%)(a)
United States Treasury Bill
3.913%, 12/18/2025(a)	$500,000	$495,819

TOTAL GOVERNMENT BOND
(Cost 495,761)		495,819

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.35%)
Put Option Contracts (0.35%)
GraniteShares 2x Long AMD Daily ETF:
StoneX Group Inc	10/03/2025	9.03	1,660	1,714,780	4,645
StoneX Group Inc	10/03/2025	9.25	930	960,690	4,526
				$2,675,470	9,171
TOTAL PURCHASED OPTION CONTRACTS
(Cost $39,676)				2,675,470	9,171

TOTAL INVESTMENTS (19.11%)
(Cost $535,437)					$504,990

OTHER ASSETS IN EXCESS OF LIABILITIES (80.89%)					2,137,090	(b)

NET ASSETS (100.00%)					$2,642,080

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (2.73%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (2.73%)
GraniteShares 2x Long AMD Daily ETF:
StoneX Group Inc	10/3/2025	$10.03	(1,660)	$72,171	$(1,714,780)	$(39,331)
StoneX Group Inc	10/3/2025	10.28	(930)	50,663	(960,690)	(32,776)

TOTAL WRITTEN OPTION CONTRACTS				$122,834	$(2,675,470)	$(72,107)

GraniteShares YieldBOOST AMD ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$9,171	$–	$9,171
United States Treasury Obligations	–	495,819	–	495,819
Total	$–	$504,990	$–	$504,990

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(72,107)	–	(72,107)
Total	$–	$(72,107)	$–	$(72,107)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST AMZN ETF
September 30, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (71.35%)(a)
United States Treasury Bill
3.913%, 12/18/2025(a)	$500,000	$495,819

TOTAL GOVERNMENT BOND
(Cost 495,761)		495,819

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.06%)
Put Option Contracts (0.06%)
GraniteShares 2x Long AMZN Daily ETF:
StoneX Group Inc	10/03/2025	26.85	230	682,870	443
				$682,870	443
TOTAL PURCHASED OPTION CONTRACTS
(Cost $3,570)				682,870	443

TOTAL INVESTMENTS (71.41%)
(Cost $499,331)					$496,262

OTHER ASSETS IN EXCESS OF LIABILITIES (28.59%)					198,726	(b)

NET ASSETS (100.00%)					$694,988

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (2.01%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (2.01%)
GraniteShares 2x Long AMZN Daily ETF:
StoneX Group Inc	10/3/2025	$29.83	(230)	$21,960	$(682,870)	$(13,970)

TOTAL WRITTEN OPTION CONTRACTS				$21,960	$(682,870)	$(13,970)

GraniteShares YieldBOOST AMZN ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$443	$–	$443
United States Treasury Obligations	–	495,819	–	495,819
Total	$–	$496,262	$–	$496,262

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(13,970)	–	(13,970)
Total	$–	$(13,970)	$–	$(13,970)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST MSTR ETF
September 30, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (43.49%)(a)
United States Treasury Bill
3.897%, 12/18/2025(a)	$500,000	$495,818

TOTAL GOVERNMENT BOND
(Cost 495,778)		495,818

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.13%)
Put Option Contracts (0.13%)
T-Rex 2X Long MSTR Daily Target ETF:
StoneX Group Inc	10/03/2025	3.62	1,130	525,450	333
StoneX Group Inc	10/03/2025	3.79	1,540	716,100	1,119
				$1,241,550	1,452
TOTAL PURCHASED OPTION CONTRACTS
(Cost $35,287)				1,241,550	1,452

TOTAL INVESTMENTS (43.62%)
(Cost $531,065)					$497,270

OTHER ASSETS IN EXCESS OF LIABILITIES (56.38%)					642,621	(b)

NET ASSETS (100.00%)					$1,139,891

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (1.22%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (1.22%)
T-Rex 2X Long MSTR Daily Target ETF:
StoneX Group Inc	10/3/2025	$4.11	(1,130)	$34,439	$(525,450)	$(3,570)
StoneX Group Inc	10/3/2025	4.31	(1,540)	40,774	(716,100)	(10,376)

TOTAL WRITTEN OPTION CONTRACTS				$75,213	$(1,241,550)	$(13,946)

GraniteShares YieldBOOST MSTR ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$1,452	$–	$1,452
United States Treasury Obligations	–	495,818	–	495,818
Total	$–	$497,270	$–	$497,270

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(13,946)	–	(13,946)
Total	$–	$(13,946)	$–	$(13,946)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST PLTR ETF
September 30, 2025 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (16.36%)(a)
United States Treasury Bill
3.897%, 12/18/2025(a)	$500,000	$495,818

TOTAL GOVERNMENT BOND
(Cost 495,777)		495,818

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.19%)
Put Option Contracts (0.19%)
GraniteShares 2x Long PLTR Daily ETF:
StoneX Group Inc	10/03/2025	27.68	240	778,800	1,031
StoneX Group Inc	10/03/2025	28.19	710	2,303,950	4,768
				$3,082,750	5,799
TOTAL PURCHASED OPTION CONTRACTS
(Cost $68,138)				3,082,750	5,799

TOTAL INVESTMENTS (16.55%)
(Cost $563,915)					$501,617

OTHER ASSETS IN EXCESS OF LIABILITIES (83.45%)					2,528,786	(b)

NET ASSETS (100.00%)					$3,030,403

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (1.75%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (1.75%)
GraniteShares 2x Long PLTR Daily ETF:
StoneX Group Inc	10/3/2025	$30.75	(240)	$38,274	$(778,800)	$(10,339)
StoneX Group Inc	10/3/2025	31.32	(710)	136,658	(2,303,950)	(42,655)

TOTAL WRITTEN OPTION CONTRACTS				$174,932	$(3,082,750)	$(52,994)

GraniteShares YieldBOOST PLTR ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$5,799	$–	$5,799
United States Treasury Obligations	–	495,818	–	495,818
Total	$–	$501,617	$–	$501,617

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(52,994)	–	(52,994)
Total	$–	$(52,994)	$–	$(52,994)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST SMCI ETF
September 30, 2025 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.23%)
Put Option Contracts (0.23%)
Defiance Daily Target 2X Long SMCI ETF:
StoneX Group Inc	10/03/2025	32.08	210	816,060	1,771
				$816,060	1,771
TOTAL PURCHASED OPTION CONTRACTS
(Cost $11,870)				816,060	1,771

TOTAL INVESTMENTS (0.23%)
(Cost $11,870)					$1,771

OTHER ASSETS IN EXCESS OF LIABILITIES (99.77%)					764,584	(a)

NET ASSETS (100.00%)					$766,355

(a)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (2.05%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (2.05%)
Defiance Daily Target 2X Long SMCI ETF:
StoneX Group Inc	10/3/2025	$36.46	(210)	$42,100	$(816,060)	$(15,719)

TOTAL WRITTEN OPTION CONTRACTS				$42,100	$(816,060)	$(15,719)

GraniteShares YieldBOOST SMCI ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$1,771	$–	$1,771
Total	$–	$1,771	$–	$1,771

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(15,719)	–	(15,719)
Total	$–	$(15,719)	$–	$(15,719)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST HOOD ETF
September 30, 2025 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.13%)
Put Option Contracts (0.13%)
T-Rex 2X Long HOOD Daily Target ETF:
StoneX Group Inc	10/03/2025	86.72	80	862,160	1,034
				$862,160	1,034
TOTAL PURCHASED OPTION CONTRACTS
(Cost $10,842)				862,160	1,034

TOTAL INVESTMENTS (0.13%)
(Cost $10,842)					$1,034

OTHER ASSETS IN EXCESS OF LIABILITIES (99.87%)					769,351	(a)

NET ASSETS (100.00%)					$770,385

(a)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (1.44%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (1.44%)
T-Rex 2X Long HOOD Daily Target ETF:
StoneX Group Inc	10/3/2025	$98.54	(80)	$41,238	$(862,160)	$(11,119)

TOTAL WRITTEN OPTION CONTRACTS				$41,238	$(862,160)	$(11,119)

GraniteShares YieldBOOST HOOD ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$1,034	$–	$1,034
Total	$–	$1,034	$–	$1,034

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(11,119)	–	(11,119)
Total	$–	$(11,119)	$–	$(11,119)